Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Sep. 20, 2021	Mar. 31, 2021	Mar. 31, 2020	May 13, 2019
C000211437
Account Value [Line Items]
Line Graph and Table Measure Name	Quadratic Interest Rate Volatility and Inflation Hedge ETF
Account Value	$ 9,217	$ 9,033	$ 10,419	$ 11,319		$ 12,155	$ 10,695	$ 10,000
C000225265
Account Value [Line Items]
Line Graph and Table Measure Name	Quadratic Deflation ETF
Account Value	$ 8,430	9,130	9,229	10,497	$ 10,000
Bloomberg U.S. Treasury Inflation-Linked Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation-Linked Bond Index (TR) (USD)
Account Value	$ 11,941	11,247	11,196	11,919		$ 11,429	$ 10,628	$ 10,000
Bloomberg Long U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Long U.S. Treasury Index
Account Value	$ 7,055	$ 6,967	$ 7,419	$ 8,832	$ 10,000